Schedule of Assets (Schedule of Assets (Held at End of Year II)) (Details) - EBP 104 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: iShares S And P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:IsharesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 67,115,496
Investment, Identifier [Axis]: American Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:AmericanMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 28,967,133
Investment, Identifier [Axis]: American New World Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:AmericanMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 895,431
Investment, Identifier [Axis]: BlackRock Equity Dividend Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:BlackrockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 19,916,500
Investment, Identifier [Axis]: Chemed Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	che:ChemedCorporationMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan Employer Common Stock [Member]
Current Value	$ 19,340,445
Investment, Identifier [Axis]: Columbia Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:ColumbiaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 11,763,531
Investment, Identifier [Axis]: Invesco International Small Mid Company Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:InvescoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 7,540,359
Investment, Identifier [Axis]: Invesco Stable Value Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:InvescoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Defined Benefit Plan Common Collective Trust [Member]
Current Value	$ 12,960,477
Investment, Identifier [Axis]: JP Morgan Core Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:JpMorganMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 33,294,828
Investment, Identifier [Axis]: MFS International Intrinsic Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:MfsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 57,169,150
Investment, Identifier [Axis]: PIMCO Real Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:PimcoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 9,666,278
Investment, Identifier [Axis]: Principal Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:PrincipalMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 25,296,405
Investment, Identifier [Axis]: T Rowe Price Blue Chip Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:TRowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 43,367,840
Investment, Identifier [Axis]: Vanguard Explorer Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 10,000,246
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 20,883,159
Investment, Identifier [Axis]: Victory Sycamore Established Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:VictorySycamoreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 13,040,062
Investment, Identifier [Axis]: Wells Fargo Short Duration Government Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	che:WellsFargoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 7,222,571